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Prospectus 1 | MainStay MacKay S&P 500 Index Fund
MainStay MacKay S&P 500 Index Fund

MAINSTAY FUNDS TRUST

MainStay MacKay S&P 500 Index Fund
(the “Fund”)

Supplement dated March 19, 2020 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus. The information in this Supplement supersedes any conflicting information in the Summary Prospectus and Prospectus.

The following changes are effective April 20, 2020:

1.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus 1 - MainStay MacKay S&P 500 Index Fund	Class A		Investor Class		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		1.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus 1 - MainStay MacKay S&P 500 Index Fund		Class A	Investor Class	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.13%	0.48%	0.13%
Total Annual Fund Operating Expenses		0.54%	0.89%	0.29%
[1]	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example
Expense Example - Prospectus 1 - MainStay MacKay S&P 500 Index Fund - USD ($)	Class A	Investor Class	Class I
1 Year	$ 204	$ 239	$ 30
3 Years	321	430	93
5 Years	447	636	163
10 Years	$ 817	$ 1,230	$ 368

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.